Vessels, Net (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Property Plant And Equipment [Line Items]
Balance	$ 356,220
Balance	345,166
Cost
Property Plant And Equipment [Line Items]
Balance	487,640
Additions	45,526
Disposals	(76,382)
Balance	456,784
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(131,420)
Additions	(10,483)
Disposals	30,285
Balance	(111,618)
Net Book Value
Property Plant And Equipment [Line Items]
Balance	356,220
Additions	35,043
Disposals	(46,097)
Balance	$ 345,166